Consolidated Balance Sheets - USD ($) $ in Millions	May. 31, 2015	May. 25, 2014
Current assets:
Cash and cash equivalents	$ 535.9	$ 98.3
Receivables, net	78.0	83.8
Inventories	163.9	196.8
Prepaid income taxes	18.9	10.9
Prepaid expenses and other current assets	69.4	71.7
Deferred income taxes	157.4	124.0
Assets held for sale	32.9	1,390.3
Total current assets	1,056.4	1,975.8
Land, buildings and equipment, net	3,215.8	3,381.0
Goodwill	872.4	872.5
Trademarks	574.6	574.6
Other assets	275.5	278.8
Total assets	5,994.7	7,082.7
Current liabilities:
Accounts payable	198.8	233.1
Short-term debt	0.0	207.6
Accrued payroll	141.1	125.7
Accrued income taxes	12.6	0.0
Other accrued taxes	51.5	64.5
Unearned revenues	328.6	299.7
Current portion of long-term debt	15.0	15.0
Other current liabilities	449.1	457.4
Liabilities associated with assets held for sale	0.0	215.5
Total current liabilities	1,196.7	1,618.5
Long-term debt, less current portion	1,452.3	2,463.4
Deferred income taxes	341.8	286.1
Deferred rent	225.9	206.2
Other liabilities	444.5	351.6
Total liabilities	3,661.2	4,925.8
Stockholders’ equity:
Common stock and surplus, no par value. Authorized 500.0 shares; issued 127.9 and 133.6 shares, respectively; outstanding 126.7 and 132.3 shares, respectively	1,405.9	1,302.2
Preferred stock, no par value. Authorized 25.0 shares; none issued and outstanding	0.0	0.0
Retained earnings	1,026.0	995.8
Treasury stock, 1.3 and 1.3 shares, at cost, respectively	(7.8)	(7.8)
Accumulated other comprehensive income (loss)	(86.6)	(128.1)
Unearned compensation	(4.0)	(5.2)
Total stockholders’ equity	2,333.5	2,156.9
Total liabilities and stockholders’ equity	$ 5,994.7	$ 7,082.7